Restricted Net Asset Parent Only Financial Information (Details 3) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 25, 2014 USD ($)	Apr. 25, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2014 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY
Operating activities:
Net cash used in operating activities			$ 69,940	433,953	352,551	(2,055,694)	$ (20,671)	(128,256)	(148,292)	(125,541)
Investing activities:
Investment in subsidiaries							(96,595)	(599,332)	(114,256)	(294,285)
Repayment of amounts due from subsidiaries, net							33,477	207,712	368,232	710,998
Net cash used in investing activities			(50,905)	(315,845)	(670,585)	(2,027,791)	(63,118)	(391,620)	253,976	416,713
Cash flows from financing activities
Proceeds from short-term borrowings			1,430,388	8,874,985	6,275,359	8,752,384				109,191
Repayment of short-term borrowings			(1,485,919)	(9,219,533)	(7,085,496)	(11,339,100)			(109,891)	(558,165)
Proceeds from issuance of ordinary shares	84,369	517,272					83,369	517,272
Proceeds from exercise of options					4,005				4,005
Payment for the repurchase of the convertible senior notes						(7,552)				(7,552)
Payment for share repurchase						(3,493)				(3,493)
Net cash provided by (used in) financing activities			(29,444)	(182,686)	(629,450)	2,003,847	83,369	517,272	(105,886)	(460,019)
Net decrease in cash and cash equivalents			(5,871)	(36,424)	(979,387)	(2,096,173)	(420)	(2,604)	(202)	(168,847)
Cash and cash equivalents at beginning of year			178,171	1,105,478	2,084,865	4,181,038	726	4,504	4,706	173,553
Cash and cash equivalents at end of year			172,300	1,069,054	1,105,478	2,084,865	306	1,900	4,504	4,706
Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares						130,127				130,127